Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of operating segments
Total tax charge	$ (824)	$ (560)	$ (478)
Operating segments
Analysis of operating segments
Total tax charge	(784)	(573)	(474)
Operating segments | Hong Kong
Analysis of operating segments
Total tax charge	(229)	(129)	(106)
Operating segments | Indonesia
Analysis of operating segments
Total tax charge	(37)	(43)	(27)
Operating segments | Malaysia
Analysis of operating segments
Total tax charge	(155)	(98)	(44)
Operating segments | Singapore
Analysis of operating segments
Total tax charge	(176)	(174)	(61)
Operating segments | Growth markets and other
Analysis of operating segments
Total tax charge	(158)	(103)	(210)
Operating segments | Eastspring
Analysis of operating segments
Total tax charge	(29)	(26)	(26)
Unallocated to a segment
Analysis of operating segments
Total tax charge	$ (40)	$ 13	$ (4)